UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Schultze Asset Management, LLC
Address: 3000 Westchester Avenue
         Purchase, NY  10577

13F File Number:  28-11358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. George J. Schultze
Title:     Managing Member
Phone:     914-701-5260

Signature, Place, and Date of Signing:

  /s/   George J. Schultze     Purchase, NY     November 04, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $165,865 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE DATA SYSTEMS CORP     COM              018581108    13060   206052 SH       Sole                   206052        0        0
AMBAC FINL GROUP INC           COM              023139108     1040   446432 SH       Sole                   446432        0        0
FEDERAL HOME LN MTG CORP       COM              313400301     3920  2292195 SH       Sole                  2292195        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101     6629   433000 SH       Sole                   433000        0        0
HAWAIIAN HOLDINGS INC          COM              419879101    48483  5224513 SH       Sole                  5224513        0        0
HORSEHEAD HLDG CORP            COM              440694305     3291   557734 SH       Sole                   557734        0        0
IDEARC INC                     COM              451663108       25    19929 SH       Sole                    19929        0        0
IMPERIAL SUGAR CO NEW          COM NEW          453096208    24074  1777988 SH       Sole                  1777988        0        0
INTERNATIONAL COAL GRP INC N   COM              45928h106      211    33832 SH       Sole                    33832        0        0
KRISPY KREME DOUGHNUTS INC     COM              501014104    13388  4057003 SH       Sole                  4057003        0        0
MGIC INVT CORP WIS             COM              552848103     1564   222410 SH       Sole                   222410        0        0
MIRANT CORP NEW                COM              60467r100     2244   122674 SH       Sole                   122674        0        0
SCHIFF NUTRITION INTL INC      COM              806693107      112    19000 SH       Sole                    19000        0        0
VERIZON COMMUNICATIONS INC     COM              92343v104     8387   261373 SH       Sole                   261373        0        0
WINN DIXIE STORES INC          COM NEW          974280307    39437  2837214 SH       Sole                  2837214        0        0